UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

December 21, 2005 to March 15, 2006

Commission File Number of issuing entity: 333-128718-01

Genworth Global Funding Trust 2005-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 001-32709

Genworth Life and Annuity Insurance Company

(Exact name of depositor as specified in its charter)

Genworth Life and Annuity Insurance Company

(Exact name of sponsor as specified in its charter)

Illinois	54-0283385
(State or other jurisdiction of incorporation organization of the issuing entity)	(I.R.S. Employer Identification No.)

6610 West Broad Street, Richmond, Virginia	23230
(Address of principal executive offices of the issuing entity)	(Zip Code)

(804) 281-6000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Secured Medium Term Notes	X			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2006, an interest payment was made to the holders of the notes issued by the Genworth Global Funding Trust 2005-A (the Trust). Details of such payments are included in the Indenture Trustee Report of the Trust filed as Exhibit 99.1 hereto. No other reportable distributions have occurred during the current reporting period.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

On December 21, 2005, the Trust issued an undivided beneficial interest in the assets of the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, to GSS Holdings II, Inc. (the “Trust Beneficial Owner”) in exchange for the payment of $15. In accordance with the terms of the pricing supplement filed by Genworth Life and Annuity Insurance Company, dated as of December 15, 2005, the Trust used the net proceeds from the Trust’s issuance of notes (the “Notes”) to the investors in the Notes and the Trust Beneficial Interest to purchase a funding agreement issued to, and deposited by, the Trust on December 21, 2005.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Securities Holders.

None.

Item 6. Significant Obligors of Pool Assets.

The Trust’s asset is a funding agreement issued by Genworth Life and Annuity Insurance Company (“GLAIC”), as obligor. GLAIC is subject to the informational requirements of the Securities Exchange Act of 1934 (the “Exchange Act”) and, in accordance with those requirements, files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (“SEC”). You can read and copy any reports or other information GLAIC files at the SEC public reference room at 100 F. Street N.E., Washington, D.C. 20549. You can also request copies of GLAIC’s documents upon payment of a duplicating fee, by writing the SEC’s public reference room. You can also obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. GLAIC’s filings are available to the public from the commercial document retrieval services or over the internet at http://www.sec.gov.

This Form 10-D incorporates by reference all reports deemed to be filed with the SEC in connection with the Trust and GLAIC pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Exchange Act during the period covered by this report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits

Exhibit Number	Description

Exhibit 3*	Trust Agreement entered into between The Bank of New York, as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated December 15, 2005.

Exhibit 4.1*	Indenture entered into between JPMorgan Chase Bank, N.A., as indenture trustee, and The Bank of New York, as trustee, on behalf of the Trust, dated December 21, 2005.

Exhibit 4.2	Note issued by the Trust dated December 21, 2005.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and The Bank of New York, as trustee (on behalf of itself and each trust).

Exhibit 10.2**	Form of Expense and Indemnity Agreement by and between GLAIC and JPMorgan Chase Bank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3**	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4**	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.5	Funding Agreement issued by GLAIC to the Trust effective as of December 21, 2005.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the March 15, 2006 payment to holders of the notes issued by the Trust.

Exhibit 99.2***	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on December 21, 2005.
**	Previously filed by GLAIC on Form S-3 (File No. 333-128718).
***	Previously filed by GLAIC on December 15, 2005 pursuant to Rule 424 of the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Genworth Life and Annuity Insurance Company
(Depositor)

Date: March 29, 2006		/s/ J. Kevin Helmintoller
(Signature)
	Name:	J. Kevin Helmintoller
	Title:	Senior Vice President and Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 3*	Trust Agreement entered into between The Bank of New York, as trustee, and GSS Holdings II, Inc., as trust beneficial owner, dated December 15, 2005.

Exhibit 4.1*	Indenture entered into between JPMorgan Chase Bank, N.A., as indenture trustee, and The Bank of New York, as trustee, on behalf of the Trust, dated December 21, 2005.

Exhibit 4.2	Note issued by the Trust dated December 21, 2005.

Exhibit 10.1**	Form of Expense and Indemnity Agreement by and between GLAIC and The Bank of New York, as trustee (on behalf of itself and each trust).

Exhibit 10.2**	Form of Expense and Indemnity Agreement by and between GLAIC and JPMorgan Chase Bank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3**	Form of Expense and Indemnity Agreement by and between GLAIC and GSS Holdings II, Inc., as trust beneficial owner.

Exhibit 10.4**	Form of Expense and Indemnity Agreement by and between GLAIC and SunTrust Bank, as custodian.

Exhibit 10.5	Funding Agreement issued by GLAIC to the Trust effective as of December 21, 2005.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the March 15, 2006 payment to holders of the notes issued by the Trust.

Exhibit 99.2***	Pricing Supplement of the Trust.

*	Previously filed by Genworth Life and Annuity Insurance Company (“GLAIC”) with the Commission on December 21, 2005.
**	Previously filed by GLAIC on Form S-3 (File No. 333-128718).
***	Previously filed by GLAIC on December 15, 2005 pursuant to Rule 424 of the Securities Act of 1933.